Stockholders' Equity (Details) $ / shares in Units, $ in Millions				3 Months Ended	12 Months Ended
	Mar. 13, 2020 $ / shares shares	Oct. 25, 2019 USD ($) $ / shares shares	May 05, 2017 USD ($) $ / shares shares	Jun. 30, 2020 vote $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares
Class of Stock [Line Items]
Shares authorized (in shares)				710,000,000
Common stock, shares authorized (in shares)				700,000,000	700,000,000	700,000,000
Common stock, par value (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)				10,000,000
Preferred stock, par value (in dollars per share) | $ / shares				$ 0.0001
Number of votes per share of common stock | vote				1
Number of shares acquired by each warrant (in shares)	0.5073
Redemption price per share (in dollars per share) | $ / shares					$ 0.01
Redemption notice period					30 days
Minimum sale price of stock for warrant redemption (in dollars per share) | $ / shares					$ 18.00
Number of trading days					20 days
Trading day period					30 days
Warrants outstanding (in shares)				0	22,999,977
Stock sold, aggregate consideration | $		$ 20.0
Redemption price per warrant (in dollars per share) | $ / shares	$ 0.01			$ 0.01
Warrants unexercised and redeemed (in shares)				295,305
SCH
Class of Stock [Line Items]
Term of warrants					5 years
Common Class A | SCH
Class of Stock [Line Items]
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001
IPO | SCH
Class of Stock [Line Items]
Warrant sold, price per share (in dollars per share) | $ / shares			$ 10.00
Number of warrants in each unit (in shares)			0.3333
Exercise price per warrant (in dollars per share) | $ / shares					$ 11.50
IPO | Common Class A | SCH
Class of Stock [Line Items]
Number of shares in each unit (in shares)			1
Number of shares acquired by each warrant (in shares)					1
Private Placement
Class of Stock [Line Items]
Exercise price per warrant (in dollars per share) | $ / shares		$ 11.50
Warrants outstanding (in shares)				8,000,000
Private Placement | Common Stock
Class of Stock [Line Items]
Number of shares acquired by each warrant (in shares)		1	1
SCH Sponsor Corp | Private Placement
Class of Stock [Line Items]
Warrant sold, price per share (in dollars per share) | $ / shares			$ 1.50
Exercise price per warrant (in dollars per share) | $ / shares			$ 11.50
Stock sold (in shares)			8,000,000
Stock sold, aggregate consideration | $			$ 12.0
SCH Sponsor Corp | Private Placement | Common Class A | SCH
Class of Stock [Line Items]
Number of shares acquired by each warrant (in shares)			1